ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

NOTE 4 – ACCOUNTS RECEIVABLE

Accounts receivable is net of allowance for doubtful accounts.

	December 31,
	2019	2018

Accounts receivable	$73,797,773	$61,526,404
Less: allowance for doubtful accounts	(1,253,571)	(939,535)
Accounts receivable, net	$72,544,202	$60,586,869

Changes in the allowance for doubtful accounts are as follows:

	December 31,
	2019	2018

Beginning balance	$939,535	$868,973
Provision for doubtful accounts	314,036	70,562
Ending balance	$1,253,571	$939,535